Transactions with Related Parties (Details Narrative) - USD ($)		12 Months Ended
	Jun. 01, 2011	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 24, 2016
Related Party Transaction [Line Items]
Rent expense		$ 32,784	$ 20,709	$ 24,924
Sale of stock price (in dollars per share)					$ 0.50
Granitis Glyfada Real Estate Ltd [Member]
Related Party Transaction [Line Items]
Lease term	1 year
Renewal term	1 year
Rent expense		32,784	$ 20,709	$ 24,924
Future rent commitment		$ 16,356